UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MONEY MARKET FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48447-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
October 31, 2013 (unaudited)

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (19.9%)

              DIVERSIFIED BANKS (12.9%)
$    25,000   Abbey National Treasury Services                    0.22%            12/05/2013    $     25,000
     20,000   Abbey National Treasury Services                    0.26             12/30/2013          20,000
     25,000   Bank of Nova Scotia                                 0.22              2/24/2014          25,000
     25,000   Bank of Nova Scotia                                 0.31              8/28/2014          25,000
     25,000   BNP Paribas S.A.                                    0.35              2/03/2014          25,000
     25,000   BNP Paribas S.A.                                    0.33              3/04/2014          25,000
     25,000   BNP Paribas S.A.                                    0.30              4/16/2014          25,000
     30,000   Canadian Imperial Bank of Commerce                  0.32              9/04/2014          30,000
     25,000   DnB NOR Bank ASA                                    0.24              2/19/2014          25,000
     20,000   Landesbank Hessen-Thuringen Girozentrale            0.41             11/15/2013          20,000
     30,000   Lloyds TSB Bank plc                                 0.34             11/12/2013          30,000
     25,000   Lloyds TSB Bank plc                                 0.31              2/13/2014          25,000
     25,000   Lloyds TSB Bank plc                                 0.31              2/28/2014          25,000
     25,000   Natixis                                             0.42              2/13/2014          25,000
     25,000   Natixis                                             0.33              4/01/2014          25,000
     25,000   Norinchukin Bank                                    0.23             11/13/2013          25,000
     25,000   Norinchukin Bank                                    0.27              2/04/2014          25,000
     25,000   Rabobank Nederland N.V.                             0.23              4/11/2014          25,000
     25,000   Skandinaviska Enskilda Banken AB                    0.28             12/06/2013          25,000
     30,000   Skandinaviska Enskilda Banken AB                    0.28              1/03/2014          30,000
     25,000   Skandinaviska Enskilda Banken AB                    0.38             10/17/2014          25,000
     25,000   Standard Chartered Bank                             0.25             12/17/2013          25,000
     25,000   Standard Chartered Bank                             0.33             12/18/2013          25,000
     25,000   Sumitomo Mitsui Banking Corp.                       0.21              1/22/2014          25,000
     25,000   Swedbank AB                                         0.27             12/18/2013          25,000
     25,000   Swedbank AB                                         0.29              1/02/2014          25,000
     25,000   Swedbank AB                                         0.29              5/29/2014          25,000
                                                                                                 ------------
                                                                                                      680,000
                                                                                                 ------------
              DIVERSIFIED CAPITAL MARKETS (2.4%)
     25,000   Credit Suisse AG                                    0.27             12/05/2013          25,000
     25,000   Credit Suisse AG                                    0.32              6/26/2014          25,000
     25,000   Deutsche Bank AG                                    0.30             12/27/2013          25,000
     30,000   Deutsche Bank AG                                    0.34              6/23/2014          30,000
     25,000   UBS AG                                              0.22              4/11/2014          25,000
                                                                                                 ------------
                                                                                                      130,000
                                                                                                 ------------
              GENERAL OBLIGATION (1.6%)
     25,263   Amherst                                             1.25             11/14/2013          25,271
      8,000   Clinton County                                      1.00              6/13/2014           8,026
     16,730   Cortland Enlarged CSD                               1.00              6/27/2014          16,801
     17,024   Frontier CSD                                        1.00              7/23/2014          17,089
      7,200   Jamestown CSD                                       1.00             10/09/2014           7,237
     11,000   Schoharie County                                    1.50             11/15/2013          11,003
                                                                                                 ------------
                                                                                                       85,427
                                                                                                 ------------

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1  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
$    25,000   Toronto-Dominion Bank                               0.32%            10/10/2014    $     25,001
                                                                                                 ------------
              REGIONAL BANKS (2.5%)
     25,000   Credit Agricole Corp.                               0.29             12/16/2013          25,000
     25,000   Fifth Third Bank                                    0.30             11/26/2013          25,000
     25,000   Fifth Third Bank                                    0.30             12/17/2013          25,000
     30,000   Union Bank, N.A.                                    0.25             12/03/2013          30,000
     25,000   Union Bank, N.A.                                    0.23             12/23/2013          25,000
                                                                                                 ------------
                                                                                                      130,000
                                                                                                 ------------
              Total Fixed-Rate Instruments (cost: $1,050,428)                                       1,050,428
                                                                                                 ------------
              COMMERCIAL PAPER (22.7%)

              ASSET-BACKED FINANCING (10.6%)
     22,237   Fairway Finance Corp. (a),(b)                       0.17             11/04/2013          22,237
     24,875   Fairway Finance Corp. (a),(b)                       0.17             11/07/2013          24,874
     20,000   Fairway Finance Corp. (a),(b)                       0.19              1/13/2014          19,992
     15,535   Fairway Finance Corp. (a),(b)                       0.19              2/03/2014          15,527
     15,000   Gotham Funding Corp. (a),(b)                        0.18              1/02/2014          14,995
     25,000   Gotham Funding Corp. (a),(b)                        0.18              1/28/2014          24,989
     20,000   Hannover Funding Co., LLC (a),(b)                   0.18             11/21/2013          19,998
     10,000   Hannover Funding Co., LLC (a),(b)                   0.18             11/22/2013           9,999
     15,000   Hannover Funding Co., LLC (a)                       0.23             11/25/2013          14,998
     25,000   Hannover Funding Co., LLC (a),(b)                   0.22             12/16/2013          24,993
     20,000   Hannover Funding Co., LLC (a)                       0.24              1/06/2014          19,991
     28,000   Liberty Street Funding, LLC (a),(b)                 0.19             11/01/2013          28,000
     28,800   Liberty Street Funding, LLC (a),(b)                 0.18             12/02/2013          28,796
     30,000   Liberty Street Funding, LLC (a),(b)                 0.23              1/13/2014          29,986
      5,532   Manhattan Asset Funding Co., LLC (a),(b)            0.19             11/20/2013           5,531
     21,000   Manhattan Asset Funding Co., LLC (a),(b)            0.19              1/22/2014          20,991
     35,000   Nieuw Amsterdam Receivables Corp. (a),(b)           0.19             11/13/2013          34,998
     25,000   Nieuw Amsterdam Receivables Corp. (a),(b)           0.15             12/12/2013          24,996
     25,000   Nieuw Amsterdam Receivables Corp. (a),(b)           0.18              1/15/2014          24,991
     20,000   Victory Receivables Corp. (a),(b)                   0.19             12/04/2013          19,996
     15,000   Victory Receivables Corp. (a),(b)                   0.19             12/09/2013          14,997
     20,000   Victory Receivables Corp. (a),(b)                   0.18             12/11/2013          19,996
     25,000   Working Capital Management Co. (a),(b)              0.18             11/04/2013          25,000
     30,130   Working Capital Management Co. (a),(b)              0.20             11/08/2013          30,129
     25,000   Working Capital Management Co. (a),(b)              0.17             11/21/2013          24,998
     15,000   Working Capital Management Co. (a),(b)              0.20             12/04/2013          14,997
                                                                                                 ------------
                                                                                                      560,995
                                                                                                 ------------
              EDUCATION (3.0%)
     25,000   Board of Regents of the Univ. of Texas System       0.11             11/13/2013          25,000
     25,000   Board of Regents of the Univ. of Texas System       0.15             12/05/2013          25,000
     28,500   Board of Trustees of Michigan State Univ.           0.11             12/04/2013          28,500
     13,000   Emory Univ.                                         0.11             11/08/2013          13,000
     15,000   Johns Hopkins Univ.                                 0.30              6/18/2014          15,000
     25,000   Johns Hopkins Univ.                                 0.30              6/19/2014          25,000
     11,292   Univ. of Virginia                                   0.13              2/06/2014          11,288
     15,150   Yale Univ.                                          0.11             11/13/2013          15,149
                                                                                                 ------------
                                                                                                      157,937
                                                                                                 ------------
              EDUCATION SERVICES (0.5%)
      9,236   Baylor Univ.                                        0.15             11/12/2013           9,236
     19,200   Cornell Univ.                                       0.16              1/16/2014          19,193
                                                                                                 ------------
                                                                                                       28,429
                                                                                                 ------------

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              ELECTRIC/GAS UTILITIES (1.5%)
$    25,739   New York Power Auth.                                0.16%            11/14/2013    $     25,738
     13,000   San Antonio                                         0.12             11/06/2013          13,000
      8,000   San Antonio                                         0.14              1/14/2014           8,000
      3,847   South Carolina Public Service Auth.                 0.12             11/13/2013           3,847
     20,000   South Carolina Public Service Auth.                 0.11             11/19/2013          20,000
      8,000   South Carolina Public Service Auth.                 0.13             12/06/2013           8,000
                                                                                                 ------------
                                                                                                       78,585
                                                                                                 ------------
              GENERAL OBLIGATION (0.5%)
     15,000   Houston                                             0.13             12/18/2013          15,000
     10,000   Houston                                             0.13             12/19/2013          10,000
                                                                                                 ------------
                                                                                                       25,000
                                                                                                 ------------
              HOSPITAL (4.2%)
     11,600   Catholic Health Initiatives                         0.15             11/05/2013          11,600
     22,000   Catholic Health Initiatives                         0.15             11/06/2013          22,000
     50,000   Catholic Health Initiatives                         0.15             11/15/2013          49,997
     35,600   Catholic Health Initiatives                         0.14             12/09/2013          35,595
     12,000   Catholic Health Initiatives                         0.14             12/10/2013          11,998
      7,900   Catholic Health Initiatives                         0.18              2/05/2014           7,896
     30,000   Inova Health System Foundation                      0.14             11/14/2013          29,998
     20,000   Inova Health System Foundation                      0.16             12/09/2013          19,997
     30,000   Inova Health System Foundation                      0.14              1/08/2014          29,992
                                                                                                 ------------
                                                                                                      219,073
                                                                                                 ------------
              MUNICIPAL FINANCE (1.7%)
     10,900   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)       0.14             11/05/2013          10,900
     77,700   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)       0.16             11/05/2013          77,700
                                                                                                 ------------
                                                                                                       88,600
                                                                                                 ------------
              SOFT DRINKS (0.7%)
     35,000   Coca-Cola Co. (a),(b)                               0.19              2/28/2014          34,978
                                                                                                 ------------
              Total Commercial Paper (cost: $1,193,597)                                             1,193,597
                                                                                                 ------------
              PUT BONDS (0.7%)

              BUILDINGS (0.4%)
     20,000   New York Liberty Dev. Corp.                         0.23             12/01/2049          20,000
                                                                                                 ------------
              ELECTRIC UTILITIES (0.3%)
     15,000   Mobile IDB                                          0.45              7/15/2034          15,000
                                                                                                 ------------
              Total Put Bonds (cost: $35,000)                                                          35,000
                                                                                                 ------------
              VARIABLE-RATE DEMAND NOTES (56.6%)

              AGRICULTURAL PRODUCTS (2.2%)
      2,100   Dallam County IDC (LOC - Wells Fargo Bank, N.A.)    0.14              1/01/2027           2,100
     15,000   Indiana Finance Auth.                               0.12              6/01/2041          15,000
     15,000   Iowa Finance Auth.                                  0.11              6/01/2036          15,000
     20,000   Iowa Finance Auth.                                  0.11              9/01/2036          20,000
     25,000   Iowa Finance Auth.                                  0.10              6/01/2039          25,000
     35,000   Iowa Finance Auth.                                  0.12              6/01/2039          35,000

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3  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$     3,150   Washington Economic Dev. Finance Auth. (LOC
                 - Bank of the West)                              0.32%             9/01/2032    $      3,150
                                                                                                 ------------
                                                                                                      115,250
                                                                                                 ------------
              AIRLINES (0.7%)
     38,900   Chicago-O'Hare International Airport (LOC -
                 Bayerische Landesbank)                           0.14              5/01/2035          38,900
                                                                                                 ------------
              AIRPORT SERVICES (0.1%)
      1,815   Des Moines (LOC - U.S. Bank, N.A.)                  0.11              8/01/2027           1,815
      2,100   San Antonio (LOC - Bank of America, N.A.)           0.30              4/01/2020           2,100
                                                                                                 ------------
                                                                                                        3,915
                                                                                                 ------------
              AIRPORT/PORT (0.4%)
      4,560   Cleveland-Cuyahoga County (LOC - FirstMerit
                 Bank, N.A.)                                      0.20              6/01/2031           4,560
      8,600   Denver City and County Airport System (LOC -
                 Lloyds TSB Bank plc)                             0.13             11/15/2025           8,600
      9,875   San Jose Airport (LIQ)(LOC - Deutsche
                 Bank A.G.) (a)                                   0.12              3/01/2037           9,875
                                                                                                 ------------
                                                                                                       23,035
                                                                                                 ------------
              ALUMINUM (0.2%)
      7,815   Hancock County (LOC - Wells Fargo Bank, N.A.)       0.28              4/01/2028           7,815
                                                                                                 ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      5,270   St. Charles Parish (LOC - Federal Home Loan
                 Bank of Atlanta)                                 0.27              9/01/2024           5,270
                                                                                                 ------------
              APPROPRIATED DEBT (0.3%)
     18,150   Pasadena (LOC - Bank of America, N.A.)              0.10              2/01/2035          18,150
                                                                                                 ------------
              ASSET-BACKED FINANCING (0.1%)
      2,390   Capital Markets Access Co., LLC (LOC -
                 Federal Home Loan Bank of Atlanta)               0.17              8/01/2031           2,390
                                                                                                 ------------
              AUTO PARTS & EQUIPMENT (0.4%)
      2,605   Dayton Wheel Concepts, Inc. (LOC - PNC
                 Bank, N.A.)                                      0.18              5/01/2024           2,605
      4,665   Illinois Finance Auth. (LOC - Federal Home
                 Loan Bank of Chicago)                            0.30              7/01/2040           4,665
        800   Michigan Strategic Fund Ltd. (LOC - JPMorgan
                 Chase Bank, N.A.)                                0.50              5/01/2018             800
      3,400   Savanna (LOC - Bank of America, N.A.)               0.30              5/01/2019           3,400
     10,000   Shelbyville (LOC - Bank of Tokyo-Mitsubishi
                 UFJ, Ltd.)                                       0.12              4/01/2035          10,000
                                                                                                 ------------
                                                                                                       21,470
                                                                                                 ------------
              AUTOMOBILE MANUFACTURERS (0.2%)
     10,120   Franklin IDB (LOC - Fifth Third Bank)               0.37              4/01/2030          10,120
                                                                                                 ------------
              AUTOMOTIVE RETAIL (0.1%)
        955   Athens-Clarke County (LOC - SunTrust Bank)          0.32             12/01/2024             955
      2,363   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                 Bank, N.A.)                                      0.18              5/01/2015           2,363

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$     1,805   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                 Bank, N.A.)                                      0.18%             3/01/2021    $      1,805
                                                                                                 ------------
                                                                                                        5,123
                                                                                                 ------------
              BIOTECHNOLOGY (0.0%)
      2,115   Washington Economic Dev. Finance Auth. (LOC
                 - U.S. Bank, N.A.)                               0.12              6/01/2027           2,115
                                                                                                 ------------
              BUILDING PRODUCTS (0.9%)
      3,520   Atchison (LOC - Key Bank, N.A.)                     0.24              1/01/2033           3,520
      4,030   Cornell Iron Works, Inc. (LOC - Bank of
                 America, N.A.)                                   0.38              4/01/2019           4,030
      2,750   Delaware EDA (LOC - Key Bank, N.A.)                 0.24              4/01/2023           2,750
      4,000   Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)     0.17              4/01/2028           4,000
      6,285   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)    0.18             11/01/2020           6,285
      2,700   Sheridan (LOC - PNC Bank, N.A.)                     0.16              8/01/2020           2,700
      2,100   Tazewell County IDA (LOC - PNC Bank, N.A.)          0.16              2/01/2017           2,100
      7,900   Union County (LOC - SunTrust Bank)                  0.32             10/01/2027           7,900
     10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)     0.30             12/01/2031          10,000
      2,765   West Des Moines (LOC - Wells Fargo Bank, N.A.)      0.28              4/01/2025           2,765
                                                                                                 ------------
                                                                                                       46,050
                                                                                                 ------------
              COMMERCIAL PRINTING (0.3%)
      2,050   Blair County IDA (LOC - PNC Bank, N.A.)             0.16              9/01/2017           2,050
      1,795   Colorado Housing and Finance Auth. (LOC -
                 Wells Fargo Bank, N.A.)                          0.28              5/01/2027           1,795
      2,733   Fairway, LLC (LOC - Federal Home Loan Bank
                 of San Francisco)                                0.14             12/01/2023           2,733
      6,870   Harnett County Industrial Facilities & Pollution
                 Control Financing Auth. (LOC - PNC Bank, N.A.)   0.14              9/01/2019           6,870
      1,920   John E. Staten Properties, Inc. (LOC - PNC
                 Bank, N.A.)                                      0.20             10/01/2021           1,920
      1,500   Summit County Port Auth. (LOC - Key Bank, N.A.)     0.24              7/01/2023           1,500
                                                                                                 ------------
                                                                                                       16,868
                                                                                                 ------------
              COMMUNITY SERVICE (1.9%)
     22,860   California Infrastructure and Economic Dev.
                 Bank (LOC - Bank of America, N.A.)               0.10              7/01/2034          22,860
      2,400   District of Columbia (LOC - SunTrust Bank)          0.27             10/01/2037           2,400
     10,000   Illinios Dev. Finance Auth. (LOC - JPMorgan
                 Chase Bank, N.A.)(LOC - Northern Trust Co.)      0.10              2/01/2029          10,000
     20,000   Indianapolis Museum of Art (LOC - JPMorgan
                 Chase Bank, N.A.)                                0.10              2/01/2039          20,000
     11,600   Jackson County IDA (LOC - Commerce Bank, N.A.)      0.13              7/01/2025          11,600
      2,830   Rhode Island Health and Educational Building
                 Corp. (LOC - RBS Citizens, N.A.)                 0.18             12/01/2036           2,830
      6,705   Toledo Lucas County Port Auth. (LOC - Fifth
                 Third Bank)                                      0.15              9/01/2019           6,705
      8,415   Village of Morton Grove (LOC - Bank of
                 America, N.A.)                                   0.12             12/01/2041           8,415
     16,305   Wisconsin Public Finance Auth. (LOC - Fifth
                 Third Bank)                                      0.19              2/01/2042          16,305
                                                                                                 ------------
                                                                                                      101,115
                                                                                                 ------------

================================================================================

5  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
              COMPUTER STORAGE & PERIPHERALS (0.0%)
$     1,650   Alameda County IDA (LOC - Bank of the West)         0.30%            12/01/2040    $      1,650
                                                                                                 ------------
              CONSTRUCTION & ENGINEERING (0.4%)
     17,555   Boland Holdings, LLC (LOC - PNC Bank, N.A.)         0.16             12/01/2039          17,555
        900   Mississippi Business Finance Corp. (LOC -
                 Capital One, N.A.)                               0.50             10/01/2022             900
                                                                                                 ------------
                                                                                                       18,455
                                                                                                 ------------
              CONSTRUCTION MATERIALS (0.2%)
      1,855   Franklin IDB (LOC - Federal Home Loan Bank of
                 Chicago)                                         0.19              7/01/2032           1,855
      8,900   Paulding County (LOC - Bayerische
                 Landesbank)                                      0.27              8/01/2026           8,900
                                                                                                 ------------
                                                                                                       10,755
                                                                                                 ------------
              DISTILLERS & VINTNERS (0.0%)
      2,000   Kentucky Rural EDA (LOC - PNC Bank, N.A.)           0.16             10/01/2016           2,000
                                                                                                 ------------
              DISTRIBUTORS (0.3%)
     15,710   Bhavnani, LLC (LOC - U.S. Bank, N.A.)               0.19              5/01/2038          15,710
                                                                                                 ------------
              DIVERSIFIED CHEMICALS (0.1%)
      6,500   Port of Port Arthur Navigation District             0.23              4/01/2033           6,500
                                                                                                 ------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (4.2%)
      7,000   Fiore Capital, LLC (LOC - Harris Bank, N.A.)        0.17              8/01/2045           7,000
      6,150   Fiore Capital, LLC (LOC - Harris Bank, N.A.)        0.17              8/01/2045           6,150
     16,065   Kansas City Tax Financing Commission (LOC -
                 Harris Bank, N.A.)                               0.18              6/01/2024          16,065
     47,085   New York City Housing Dev. Corp. (LOC -
                 Landesbank Hessen-Thuringen)                     0.13              6/01/2039          47,085
     58,400   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.11              5/01/2042          58,400
     15,625   NPJ Properties, LP (LOC - Manufacturers &
                 Traders Trust Co.) (a)                           0.52              2/01/2027          15,625
     29,540   Paca-Pratt Associates, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)               0.52              1/01/2038          29,540
      7,934   Pinnacle Properties Dev. Group, LLC (LOC -
                 Federal Home Loan Bank of Cincinnati)            0.17              6/15/2041           7,934
      4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)       0.23             12/01/2033           4,900
     11,345   Scion Real Estate Investments, LLC (LOC - Fifth
                 Third Bank)                                      0.32              1/02/2048          11,345
      1,000   Secor Realty, Inc. (LOC - PNC Bank, N.A.)           0.18              4/01/2020           1,000
      4,100   Stice-Hill Holding, LC (LOC - Hancock Bank of
                 Louisiana)                                       1.50             12/01/2023           4,100
     13,850   Stobro Co., LP (LOC - Federal Home Loan Bank
                 of Pittsburgh)                                   0.24              1/01/2032          13,850
                                                                                                 ------------
                                                                                                      222,994
                                                                                                 ------------
              EDUCATION (2.3%)
     17,045   Amherst IDA (LOC - Manufacturers & Traders
                 Trust Co.)                                       0.13             10/01/2031          17,045
      7,645   Colorado Educational and Cultural Facilities
                 Auth. (LOC - Fifth Third Bank)                   0.19              1/01/2029           7,645
      8,150   Madison County IDA (LOC - SunTrust Bank)            0.11             10/01/2037           8,150
     10,000   Massachusetts Dev. Finance Agency (LOC -
                 RBS Citizens, N.A.)                              0.15              7/01/2043          10,000

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$     2,245   Minnesota Higher Education Facilities Auth.
                 (LOC - U.S. Bank, N.A.)                          0.16%             4/01/2027    $      2,245
      8,040   Missouri Health and Educational Facilities Auth.
                 (LOC - Fifth Third Bank)                         0.19              7/15/2037           8,040
      3,860   Nebraska Elementary and Secondary School
                 Finance Auth. (LOC - Fifth Third Bank)           0.19              9/01/2029           3,860
      2,795   New York City IDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.12             12/01/2034           2,795
     20,000   New York City IDA (LOC - Key Bank, N.A.)            0.15              7/01/2038          20,000
      9,325   Ohio Higher Education Facility (LOC - Fifth Third
                 Bank)                                            0.21              9/01/2030           9,325
      4,315   Rhode Island Health and Educational Building
                 Corp. (LOC - RBS Citizens, N.A.)                 0.12              4/01/2035           4,315
      3,650   Rockland County IDA (LOC - TD Bank, N.A.)           0.14              5/01/2034           3,650
      2,340   Savannah EDA (LOC - SunTrust Bank)                  0.27             11/01/2026           2,340
      9,495   Summit County Port Auth. (LOC - Fifth Third
                 Bank)                                            0.13              8/01/2030           9,495
     10,390   Washington Higher Education Facilities Auth.        0.13             10/01/2031          10,390
                                                                                                 ------------
                                                                                                      119,295
                                                                                                 ------------
              EDUCATION SERVICES (1.8%)
      7,532   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)   1.13              1/01/2025           7,532
      1,805   Educational Management Corp. (LOC - Old
                 National Bank)                                   0.23              5/01/2023           1,805
      7,150   Frisch School (LOC - Sovereign Bank)                1.28              5/01/2036           7,150
        100   Grove City Church of the Nazarene (LOC - PNC
                 Bank, N.A.)                                      0.30              2/01/2024             100
      2,920   Indian Creek Christian Church, Inc. (LOC - Fifth
                 Third Bank)                                      0.32              1/01/2056           2,920
      4,000   Lexington-Fayette Urban County Government
                 (LOC - Fifth Third Bank)                         0.21              1/01/2033           4,000
      6,890   Loganville Christian Academy, Inc. (LOC - Key
                 Bank, N.A.)                                      0.28              6/01/2038           6,890
     13,540   Massachusetts Health & Educational Facilities
                 Auth. (LOC - Bank of America, N.A.)              0.14             10/01/2034          13,540
     13,700   New Jersey EDA (LOC - Sovereign Bank)               1.28              5/01/2036          13,700
      5,750   Rhode Island EDC (LOC - RBS Citizens, N.A.)         0.15              3/01/2038           5,750
      8,970   Rhode Island Health and Educational Building
                 Corp. (LOC - RBS Citizens, N.A.)                 0.11              6/01/2035           8,970
     19,820   Saddleback Valley Community Church (LOC -
                Federal Home Loan Bank of San Francisco)          0.10             11/01/2038          19,820
      3,230   Summit County Day School (LOC - U.S. Bank, N.A.)    0.35              2/01/2019           3,230
                                                                                                 ------------
                                                                                                       95,407
                                                                                                 ------------
              ELECTRIC UTILITIES (8.9%)
     19,500   Appling County Dev. Auth.                           0.10             12/01/2018          19,500
     39,900   Appling County Dev. Auth.                           0.10              9/01/2041          39,900
     10,600   Burke County Dev. Auth.                             0.10              7/01/2049          10,600
      6,000   Dade County IDA                                     0.07              6/01/2021           6,000
     10,000   Emery County (LOC - JPMorgan Chase Bank, N.A.)      0.10              7/01/2015          10,000
     28,100   Escambia County                                     0.08              4/01/2039          28,100
     38,300   Garfield County Industrial Auth.                    0.22              1/01/2025          38,300
      4,800   Heard County Dev. Auth.                             0.10             12/01/2037           4,800
      4,000   Indiana Dev. Finance Auth.                          0.33             12/01/2038           4,000
     19,100   Indiana Dev. Finance Auth.                          0.34             12/01/2038          19,100
      2,730   Jackson County                                      0.11              7/01/2022           2,730
     20,000   Louisa County                                       0.10              9/01/2016          20,000
     30,000   Louisa County                                       0.10             10/01/2024          30,000
     22,000   Martin County                                       0.09              7/15/2022          22,000

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$    15,000   Miami-Dade County IDA                               0.12%             2/01/2023    $     15,000
     10,600   Mississippi Business Finance Corp.                  0.09              7/01/2025          10,600
      9,400   Mississippi Business Finance Corp.                  0.08             12/01/2027           9,400
     13,520   Mississippi Business Finance Corp.                  0.09              5/01/2028          13,520
      7,250   Mobile IDB                                          0.10              9/01/2031           7,250
     20,000   Muskogee Industrial Trust                           0.12              6/01/2027          20,000
     20,800   Putnam County IDA                                   0.07              4/01/2032          20,800
     30,000   St. Lucie County                                    0.12              5/01/2024          30,000
     86,400   St. Lucie County                                    0.09              9/01/2028          86,400
                                                                                                 ------------
                                                                                                      468,000
                                                                                                 ------------
              ELECTRIC/GAS UTILITIES (1.1%)
     10,000   Chatom IDB (NBGA)                                   0.23              8/01/2041          10,000
     22,700   Long Island Power Auth. (LOC - Bayerische
                 Landesbank)                                      0.11              5/01/2033          22,700
     24,880   New York Energy Research & Dev. Auth. (LOC -
                 Royal Bank of Scotland plc)                      0.10             12/01/2027          24,880
                                                                                                 ------------
                                                                                                       57,580
                                                                                                 ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      1,000   Colorado Housing and Finance Auth. (LOC -
                 Wells Fargo Bank, N.A.)                          0.28              8/01/2030           1,000
      1,060   Colorado Housing and Finance Auth. (LOC -
                 Wells Fargo Bank, N.A.)                          0.28             10/01/2032           1,060
        845   Tucson IDA (LOC - JPMorgan Chase Bank, N.A.)        0.35              8/01/2025             845
                                                                                                 ------------
                                                                                                        2,905
                                                                                                 ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      2,710   Putnam County IDA (LOC - RBS Citizens, N.A.)        0.16              7/01/2032           2,710

              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      3,380   Chicago (LOC - FirstMerit Bank, N.A.)               0.20             10/01/2031           3,380
      8,900   New York State Environmental Facilities Corp.
                 (LOC - JPMorgan Chase Bank, N.A.)                0.10              5/01/2019           8,900
                                                                                                 ------------
                                                                                                       12,280
                                                                                                 ------------
              FOOD DISTRIBUTORS (0.3%)
      1,950   Alameda County IDA (LOC - Comerica Bank, N.A.)      0.22             12/01/2040           1,950
      4,572   CCO, LLC (LOC - Fifth Third Bank)                   0.37              9/01/2024           4,572
      8,640   Putnam County IDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.14             12/01/2024           8,640
                                                                                                 ------------
                                                                                                       15,162
                                                                                                 ------------
              FOOD RETAIL (0.1%)
      7,380   Saubels Market, Inc. (LOC - Fulton Bank)            1.65              5/01/2034           7,380
                                                                                                 ------------
              FOREST PRODUCTS (0.1%)
      5,400   Rex Lumber, LLC (LOC - Federal Home Loan
                 Bank of Dallas)                                  0.17              2/01/2022           5,400
                                                                                                 ------------
              GENERAL MERCHANDISE STORES (0.1%)
      6,100   Marion EDA (LOC - Key Bank, N.A.)                   0.25              2/01/2035           6,100
                                                                                                 ------------
              GENERAL OBLIGATION (1.6%)
      7,500   Bridgeview (LOC - Harris Bank, N.A.)                0.20             12/01/2038           7,500
     11,535   Covington (LOC - U.S. Bank, N.A.)                   0.35             12/01/2029          11,535

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$    13,865   Fiddler's Business Improvement District (LOC -
                 Key Bank, N.A.)                                  0.20%            12/01/2037    $    13,865
      5,000   Fiddler's Business Improvement District (LOC -
                 Key Bank, N.A.)                                  0.15             12/01/2038          5,000
      8,325   Michigan Charter Township of Commerce (LOC
                 - Comerica Bank, N.A.)                           0.22             10/01/2018          8,325
     34,645   Michigan Charter Township of Commerce (LOC
                 - Federal Home Loan Bank of Boston)              0.16             10/01/2034         34,645
      4,800   New York City (LOC - KBC Bank N.V.)                 0.11              8/01/2038          4,800
                                                                                                 ------------
                                                                                                      85,670
                                                                                                 ------------
              HEALTH CARE FACILITIES (4.1%)
     11,370   Bronson Lifestyle Improvement & Research
                 Center (LOC - Fifth Third Bank)                  0.25              9/01/2030         11,370
        550   Columbia County Capital Resource Corp. (LOC
                 - HSBC Bank USA)                                 0.17              7/01/2015            550
      2,155   Columbia County IDA (LOC - HSBC Bank USA)           0.17              7/01/2027          2,155
      2,885   Community Behavioral Healthcare Cooperative
                 of Pennsylvania (LOC - Fulton Bank)              1.65              9/01/2027          2,885
      3,160   Crozer Keystone Health System (LOC - TD Bank, N.A.) 0.27             12/15/2021          3,160
        995   District of Columbia (LOC - Manufacturers &
                 Traders Trust Co.)                               0.52              7/01/2032            995
      4,215   Dunn Nursing Home, Inc. (LOC - Federal Home
                 Loan Bank of Atlanta)                            0.17              2/01/2024          4,215
      7,755   Genoa Medical Dev., LLC (LOC - Fifth Third Bank)    0.32             12/01/2045          7,755
     10,475   Healthcare Network Properties, LLC (LOC -
                 PNC Bank, N.A.)                                  0.14              1/01/2029         10,475
      4,780   Heart Property, LLC (LOC - PNC Bank, N.A.)          0.18              7/01/2026          4,780
      5,190   IHA Capital Dev., LLC (LOC - Fifth Third Bank)      0.32              6/01/2053          5,190
      9,400   Indiana Finance Auth. (LOC - Bank of America, N.A.) 0.10              4/01/2038          9,400
      1,955   Indiana Finance Auth. (LOC - Bank of America, N.A.) 0.33              4/01/2038          1,955
      1,845   Labcon North America (LOC - Bank of the West)       0.30              1/01/2040          1,845
      4,670   Louisiana Public Facilities Auth. (LOC - Capital
                 One, N.A.)                                       0.72              7/01/2028          4,670
      4,125   MCE MOB IV, LP (LOC - PNC Bank, N.A.)               0.16              8/01/2022          4,125
      3,550   Medical Center of Athens (LOC - Federal Home
                 Loan Bank of Atlanta)                            0.22              9/01/2032          3,550
      7,685   Medical Properties Investment Co. (LOC - Fifth
                 Third Bank)                                      0.32             11/01/2035          7,685
      7,710   MediLucent MOB I Partnership (LOC - PNC Bank, N.A.) 0.16              8/01/2030          7,710
     12,655   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)         0.60             11/01/2035         12,655
     11,445   New Tristate Ventures, LLC (LOC - Fifth Third Bank) 0.32              5/01/2026         11,445
      3,165   Ohio Presbyterian Retirement Services (LOC -
                 PNC Bank, N.A.)                                  0.18              7/01/2033          3,165
      4,505   Onondaga County IDA (LOC - HSBC Bank USA)           0.17              1/01/2023          4,505
     19,960   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)         0.14             12/01/2037         19,960
     23,695   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.32              8/01/2037         23,695
      2,610   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.32              8/01/2037          2,610
      1,585   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.32              8/01/2037          1,585
      6,805   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.32              8/01/2037          6,805
      4,740   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.32              8/01/2037          4,740

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$     3,065   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.32%             8/01/2037    $      3,065
      3,940   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.32              8/01/2037           3,940
      2,200   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                      0.32              8/01/2037           2,200
      5,655   Sawmill Creek Lodge Co. (LOC - Fifth Third
                 Bank)                                            0.37             10/01/2026           5,655
      3,305   Syracuse IDA (LOC - HSBC Bank USA)                  0.17              1/01/2023           3,305
      5,955   Wisconsin Health and Educational Facilities
                 Auth. (LOC - KBC Bank N.V.)                      0.28              3/01/2038           5,955
      3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)      0.23             12/01/2014           3,400
                                                                                                 ------------
                                                                                                      213,155
                                                                                                 ------------
              HEALTH CARE SERVICES (0.3%)
      7,665   Central Ohio Medical Textiles (LOC - PNC Bank,
                 N.A.)                                            0.16              3/01/2023           7,665
      6,540   Kaneville Road Joint Venture (LOC - Federal
                 Home Loan Bank of Chicago)                       0.17             11/01/2032           6,540
                                                                                                 ------------
                                                                                                       14,205
                                                                                                 ------------
              HEALTH MISCELLANEOUS (0.1%)
      2,060   Kent Hospital Finance Auth. (LOC - Fifth Third
                 Bank)                                            0.21             10/01/2041           2,060
      4,235   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                 Bank)                                            0.20              8/01/2023           4,235
                                                                                                 ------------
                                                                                                        6,295
                                                                                                 ------------
              HOME FURNISHINGS (0.3%)
      3,560   Caddo Parish IDB (LOC - Capital One, N.A.)          0.28              7/01/2024           3,560
      4,620   California Infrastructure and Economic Dev.
                 Bank (NBGA)                                      0.11             11/01/2029           4,620
      2,000   Fulton County Dev. Auth. (LOC - Wells Fargo
                 Bank, N.A.)                                      0.25              6/01/2027           2,000
      2,300   Jasper County IDA (LOC - JPMorgan Chase Bank, N.A.) 0.33              8/01/2016           2,300
      2,000   Michigan Strategic Fund Ltd. (LOC - JPMorgan
                 Chase Bank, N.A.)                                0.13              9/01/2030           2,000
      2,050   Walton County Industrial Building Auth. (LOC -
                 Wells Fargo Bank, N.A.)                          0.25             10/01/2017           2,050
                                                                                                 ------------
                                                                                                       16,530
                                                                                                 ------------
              HOME IMPROVEMENT RETAIL (0.1%)
      6,570   Brookhaven IDA (LOC - Capital One, N.A.)            0.46              1/01/2025           6,570
                                                                                                 ------------
              HOSPITAL (1.8%)
      3,505   Albany IDA (LOC - RBS Citizens, N.A.)               0.65              5/01/2035           3,505
      2,815   Fayette County (LOC - PNC Bank, N.A.)               0.20              8/01/2023           2,815
      2,780   Johnson City Health and Educational Facilities
                 Board (LOC - U.S. Bank, N.A.)                    0.16              7/01/2033           2,780
     12,845   Massachusetts Health and Educational Facilities
                 Auth. (LOC - Wells Fargo Bank, N.A.)             0.04              7/01/2039          12,845
      5,000   Massachusetts Health and Educational Facilities
                 Auth. (LOC - JPMorgan Chase Bank, N.A.)          0.07             10/01/2049           5,000
      7,500   Michigan Hospital Finance Auth. (LOC - Fifth
                 Third Bank)                                      0.21             12/01/2032           7,500
      7,500   Michigan Hospital Finance Auth. (LOC - Fifth
                 Third Bank)                                      0.21             12/01/2032           7,500

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE        MATURITY             (000)
-------------------------------------------------------------------------------------------------------------
$     6,445   Mountain States Health Alliance (LOC - Mizuho
                 Corporate Bank, Ltd.)                            0.14%            7/01/2026     $      6,445
      9,265   Nassau Health Care Corp. (LOC - JPMorgan
                 Chase Bank, N.A.)                                0.15             8/01/2022            9,265
     20,025   Sullivan County Health, Educational & Housing
                 Facilities Board (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.10             9/01/2032           20,025
      6,500   Virginia Small Business Financing Auth. (LOC -
                 PNC Bank, N.A.)                                  0.07             7/01/2042            6,500
      8,810   West Virginia State Hospital Finance Auth. (LOC
                 - Fifth Third Bank)                              0.19            10/01/2033            8,810
                                                                                                 ------------
                                                                                                       92,990
                                                                                                 ------------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
      2,915   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)        0.20            12/01/2028            2,915
      1,930   Doghouse Properties, LLC (LOC - Federal
                 Home Loan Bank of Atlanta)                       0.24             5/01/2027            1,930
     11,310   Forward Corp. (LOC - Fifth Third Bank)              0.32            12/01/2030           11,310
      2,000   Massachusetts Port Auth. (LOC - Royal Bank of
                 Scotland plc) (a)                                0.70             3/01/2018            2,000
                                                                                                 ------------
                                                                                                       18,155
                                                                                                 ------------
              INDUSTRIAL MACHINERY (0.2%)
      3,835   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)    0.18             5/01/2021            3,835
      3,530   Fulton County Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                            0.16             5/01/2030            3,530
      2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)                0.16             3/01/2029            2,075
        840   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                 Bank)                                            0.26             3/01/2023              840
      2,190   Trumbull County (LOC - Key Bank, N.A.)              0.24             4/01/2017            2,190
                                                                                                 ------------
                                                                                                       12,470
                                                                                                 ------------
              INTEGRATED OIL & GAS (0.9%)
     20,000   Calhoun County Navigation IDA                       0.12             1/01/2024           20,000
     27,005   California Municipal Finance Auth.                  0.05            12/01/2029           27,005
                                                                                                 ------------
                                                                                                       47,005
                                                                                                 ------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      7,170   South Central Communications Corp. (LOC -
                 Fifth Third Bank)                                0.32             4/01/2018            7,170
                                                                                                 ------------
              LEISURE FACILITIES (0.3%)
      5,180   Cattail Creek Country Club, Inc. (LOC -
                 Manufacturers & Traders Trust Co.)               0.52             3/01/2031            5,180
      9,400   Turfway Park, LLC (LOC - Bank of America, N.A.)     0.55             7/01/2022            9,400
                                                                                                 ------------
                                                                                                       14,580
                                                                                                 ------------
              LEISURE PRODUCTS (0.2%)
      5,965   Charter Lakes Capital, LLC (LOC - U.S. Bank, N.A.)  0.20            10/01/2046            5,965
      2,110   Rhode Island Industrial Facilities Corp. (LOC -
                 TD Bank, N.A.)                                   0.14             2/01/2021            2,110
      3,010   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)       0.14             6/01/2033            3,010
                                                                                                 ------------
                                                                                                       11,085
                                                                                                 ------------

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE        MATURITY             (000)
-------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.6%)
$     3,950   Lavonia O. Frick Family Trust (LOC - Wells
                 Fargo Bank, N.A.)                                0.17%            8/01/2028     $      3,950
     13,355   Lavonne Johnson Life Insurance Trust (LOC -
                 Federal Home Loan Bank of Atlanta)               0.17             6/01/2031           13,355
      8,870   Lynette J. Keane Insurance Trust (LOC - Wells
                 Fargo Bank, N.A.)                                0.17            10/01/2033            8,870
      5,565   Raymon Lee Ince Irrevocable Trust (LOC - Bank
                 of Oklahoma, N.A.)                               0.19             7/01/2033            5,565
      1,850   Ronald Ray Irrevocable Life Insurance Trust
                 (LOC - Federal Home Loan Bank of Atlanta)        0.17             8/01/2022            1,850
                                                                                                 ------------
                                                                                                       33,590
                                                                                                 ------------
              MARINE (0.1%)
      5,425   Washington Economic Dev. Finance Auth. (LOC
                 - Key Bank, N.A.)                                0.57             3/01/2037            5,425
                                                                                                 ------------
              MISCELLANEOUS (0.4%)
     22,065   Michigan Municipal Bond Auth. (LOC - Fifth
                 Third Bank)                                      0.32            11/01/2037           22,065
                                                                                                 ------------
              MULTIFAMILY HOUSING (2.7%)
      8,285   Alabama Housing Finance Auth. (LOC - U.S.
                 Bank, N.A.)                                      0.11             4/01/2037            8,285
      1,765   Atlanta Urban Residential Finance Auth. (LOC -
                 SunTrust Bank)                                   0.25             4/01/2034            1,765
      8,750   Dallas Housing Finance Corp. (LIQ)(NBGA) (a)        1.00             9/01/2019            8,750
      8,000   Florida Housing Finance Corp. (LOC - SunTrust Bank) 0.43             4/01/2034            8,000
     10,900   Gwinnett County Housing Auth. (LOC - SunTrust Bank) 0.29             3/01/2041           10,900
      1,460   Hillsborough County Housing Finance Auth.
                 (LOC - Citibank, N.A.)                           0.12             7/15/2039            1,460
      2,500   Los Angeles (LOC - Citibank, N.A.)                  0.08            12/01/2030            2,500
      3,400   Montana Board of Housing (LIQ)(NBGA) (a)            1.00            10/01/2033            3,400
     10,000   Nebraska Investment Finance Auth. (LOC -
                 Citibank, N.A.)                                  0.11            10/01/2042           10,000
      4,835   Nevada Housing Division (LOC - Citibank, N.A.)      0.20            10/01/2035            4,835
      2,950   New York Housing Finance Agency (LOC -
                 Citibank, N.A.)                                  0.11             5/01/2037            2,950
     20,000   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.15            11/01/2038           20,000
      3,795   New York Housing Finance Agency (LOC -
                 Citibank, N.A.)                                  0.11             5/01/2039            3,795
     24,150   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.09             5/01/2041           24,150
      6,600   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.10             5/01/2041            6,600
      4,360   New York Housing Finance Agency (LOC -
                 Landesbank Hessen-Thuringen)                     0.11            11/01/2044            4,360
      6,000   New York Housing Finance Agency (LOC -
                 Wells Fargo Bank, N.A.)                          0.14            11/01/2049            6,000
        500   Phoenix IDA (LOC - Bank of America, N.A.)           0.15             4/01/2033              500
      6,775   Southeast Texas Housing Finance Corp.
                 (LIQ)(NBGA) (a)                                  1.00             6/01/2019            6,775
      6,825   Texas Department of Housing & Community
                 Affairs (LOC - Citibank, N.A.)                   0.10            12/01/2039            6,825
      1,010   Vermont Housing Finance Agency (LOC - Key
                 Bank, N.A.)                                      0.24             1/01/2038            1,010

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$       930   Washington Housing Finance Commission (LOC
                 - Mizuho Corporate Bank, Ltd.)                   0.26%             6/15/2037    $        930
                                                                                                 ------------
                                                                                                      143,790
                                                                                                 ------------
              NURSING/CCRC (3.5%)
     12,900   Alexandria IDA (LOC - Wells Fargo Bank, N.A.)       0.08             10/01/2035          12,900
      2,425   Berks County Municipal Auth. (LOC - Citizens
                 Bank of Pennsylvania)                            0.17              5/15/2022           2,425
      4,600   Bucks County IDA (LOC - Citizens Bank of
                 Pennsylvania)                                    0.11              1/01/2037           4,600
     14,080   Butler County (LOC - Citizens Bank of
                 Pennsylvania)                                    0.11             10/01/2042          14,080
      3,785   Butler County Hospital Auth. (LOC - Citizens
                 Bank of Pennsylvania)                            0.17             10/01/2042           3,785
      9,390   Delaware County Auth. (LOC - Citizens Bank of
                 Pennsylvania)                                    0.12              4/01/2030           9,390
      4,200   Harrisonburg IDA (LOC - Branch Banking &
                 Trust Co.)                                       0.09              4/01/2036           4,200
     26,185   Hempstead IDA (LIQ)(LOC - Deutsche Bank
                 A.G.) (a)                                        0.28             10/01/2045          26,185
     11,200   Illinois Finance Auth. (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.10              9/01/2031          11,200
      1,260   Indiana Finance Auth. (LOC - Federal Home
                 Loan Bank of Indianapolis)                       0.18              7/01/2029           1,260
     15,270   Islip IDA (LIQ)(LOC - Deutsche Bank A.G.) (a)       0.28             12/01/2029          15,270
     13,925   Jackson County EDC (LOC - Bank of America, N.A.)    0.09             11/01/2031          13,925
      1,200   Lynchburg Redevelopment & Housing Auth.
                 (LOC - Manufacturers & Traders Trust Co.)        0.52             12/01/2034           1,200
     64,995   Nassau County IDA (LIQ)(LOC - Deutsche Bank
                 A.G.) (a)                                        0.28             12/01/2033          64,995
        875   Roanoke County EDA (LOC - Branch Banking &
                 Trust Co.)                                       1.17             10/01/2028             875
                                                                                                 ------------
                                                                                                      186,290
                                                                                                 ------------
              PACKAGED FOODS & MEAT (0.7%)
      3,500   Brewster Dairy, Inc. (LOC - Bank of Montreal)       0.18              4/03/2023           3,500
      2,200   Indiana Finance Auth. (LOC - Bank of America,
                 N.A.)                                            0.41             12/01/2027           2,200
     11,690   Indianapolis Recovery Zone Facility (LOC - Fifth
                 Third Bank)                                      0.21             12/01/2030          11,690
      2,455   Lancaster IDA (LOC - Fulton Bank)                   1.65              6/01/2027           2,455
      1,105   Laurel County (LOC - Rabobank Nederland N.V.)       0.47              3/01/2015           1,105
      4,000   Michigan Strategic Fund Ltd. (LOC - AgriBank, FCB)  0.15              6/01/2024           4,000
      7,500   Premier Mushrooms, Inc. (LOC - CoBank, ACB)         0.17             12/01/2037           7,500
      4,460   St. Tammany Parish (LOC - Federal Home Loan
                 Bank of Dallas)                                  0.21              7/01/2022           4,460
                                                                                                 ------------
                                                                                                       36,910
                                                                                                 ------------
              PAPER PACKAGING (0.0%)
        985   Washington Finance EDA (LOC - Wells Fargo
                 Bank, N.A.)                                      0.23              4/01/2033             985
                                                                                                 ------------
              PAPER PRODUCTS (0.2%)
      1,035   Jackson Paper Co. (LOC - Federal Home Loan
                 Bank of Atlanta)                                 0.24              4/01/2027           1,035
      2,300   Oregon (LOC - U.S. Bank, N.A.)                      0.07              4/01/2041           2,300

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$     5,600   Willacoochee Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                            0.18%             5/01/2021    $      5,600
                                                                                                 ------------
                                                                                                        8,935
                                                                                                 ------------
              PERSONAL PRODUCTS (0.0%)
      1,890   Suffolk County IDA (LOC - Citibank, N.A.)           0.50             12/01/2019           1,890
                                                                                                 ------------
              PHARMACEUTICALS (1.5%)
      7,000   Montgomery County IDA (LOC - Landesbank
                 Hessen-Thuringen)                                0.39              4/01/2022           7,000
     20,000   New Hampshire Business Finance Auth. (LOC -
                 Landesbank Hessen-Thuringen)                     0.39             11/01/2020          20,000
     19,500   New Hampshire Business Finance Auth. (LOC -
                 Landesbank Hessen-Thuringen)                     0.39              9/01/2025          19,500
     30,000   New Hampshire Business Finance Auth. (LOC -
                 Landesbank Hessen-Thuringen)                     0.39              4/01/2030          30,000
                                                                                                 ------------
                                                                                                       76,500
                                                                                                 ------------
              PUBLISHING (0.0%)
      1,880   Washington Economic Dev. Finance Auth. (LOC
                 - U.S. Bank, N.A.)                               0.23              1/01/2033           1,880
                                                                                                 ------------
              REAL ESTATE OPERATING COMPANIES (4.0%)
      3,635   Beaver Creek Enterprises, Inc. (LOC - PNC
                 Bank, N.A.)                                      0.18              3/02/2020           3,635
      2,825   Cain Capital Investments, LLC (LOC - Federal
                 Home Loan Bank of Cincinnati)                    0.34             10/01/2046           2,825
      3,000   California Statewide Communities Dev. Auth.
                 (LOC - Wells Fargo Bank, N.A.)                   0.11              9/01/2016           3,000
     30,485   Carew Realty, Inc. (LOC - Fifth Third Bank)         0.32              5/01/2037          30,485
     11,720   Delos, LLC (LOC - Sovereign Bank)                   1.13              3/01/2037          11,720
      4,680   East Hempfield IDA (LOC - Fulton Bank)              1.35             10/15/2026           4,680
      4,400   EMF, LLC (LOC - Comerica Bank, N.A.)                0.22              6/01/2042           4,400
      5,155   Forsyth County (LOC - Fifth Third Bank)             0.24              1/01/2037           5,155
      2,980   Fountains Apartments, LLC (LOC - Fifth Third
                 Bank)                                            0.26              9/01/2036           2,980
      1,750   Fulton County Housing Auth. (LOC - Federal
                 Home Loan Bank of Atlanta)                       0.09              2/01/2041           1,750
      6,700   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)       0.32             12/01/2023           6,700
      5,774   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)       0.32             12/01/2044           5,774
      1,635   Hickory Creek Apartments, LLC (LOC - Fifth
                 Third Bank)                                      0.26              9/01/2036           1,635
        900   Indianapolis (LOC - RBS Citizens, N.A.)             0.35             11/01/2042             900
      1,950   Islip IDA (LOC - Citibank, N.A.)                    0.39             12/01/2020           1,950
      3,172   J Investments, LLC (LOC - Fifth Third Bank)         0.32             12/01/2055           3,172
      1,100   Kaylian, LLC (LOC - Fifth Third Bank)               0.37             12/01/2055           1,100
      6,850   Koar D' Iberville Center (LOC - Federal Home
                 Loan Bank of Dallas)                             0.19              1/01/2033           6,850
      5,180   Lodge Apartments Holdings, LLC (LOC - Mizuho
                 Corporate Bank, Ltd.)                            0.22              3/01/2026           5,180
     10,000   Metropolitan Government Nashville and
                 Davidson County Health and Educational
                 Facilities Board (LOC - Fifth Third Bank)        0.22              9/01/2036          10,000
      4,000   Michigan Equity Group (LOC - Fifth Third Bank)      0.32             12/01/2034           4,000
      7,150   New York City Housing Dev. Corp. (LOC -
                 Landesbank Hessen-Thuringen)                     0.13             12/01/2036           7,149
     33,570   New York City Housing Dev. Corp. (LOC - RBS
                 Citizens, N.A.)                                  0.15              3/01/2048          33,570
      3,000   Pennsylvania Economic Dev. Financing Auth.
                 (LOC - PNC Bank, N.A.)                           0.16              4/01/2035           3,000
      7,360   Sugar Creek Finance Co., LLC (LOC - Northern
                 Trust Co.)                                       0.19              6/01/2042           7,360

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$    22,000   Sunroad Centrum Apartments 23, LP (LOC -
                 Comerica Bank, N.A.)                             0.21%             8/01/2052    $     22,000
      3,565   Syracuse IDA (LOC - Key Bank, N.A.)                 0.24             10/01/2039           3,565
      2,880   TKBF, LLC (LOC - Fifth Third Bank)                  0.32              2/01/2108           2,880
     13,935   Willow Interests, LLC (LOC - Fifth Third Bank)      0.37              4/01/2025          13,935
                                                                                                 ------------
                                                                                                      211,350
                                                                                                 ------------
              REAL ESTATE TAX/FEE (0.7%)
     33,092   Irvine (LOC - KBC Bank N.V.)                        0.11              9/02/2050          33,092
      4,700   Jasper, Morgan, Newton, & Walton County
                 (LOC - JPMorgan Chase Bank, N.A.)                0.20             12/01/2020           4,700
                                                                                                 ------------
                                                                                                       37,792
                                                                                                 ------------
              REGIONAL BANKS (0.1%)
      2,550   Cobb County IDA (LOC - Federal Home Loan
                 Bank of Atlanta)                                 0.17              2/01/2030           2,550
                                                                                                 ------------
              RESTAURANTS (0.2%)
      9,985   B.F. Ft. Myers, Inc. (LOC - Fifth Third Bank)       0.32             11/01/2017           9,985
                                                                                                 ------------
              SEMICONDUCTOR EQUIPMENT (0.7%)
     39,185   Saratoga County IDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.17             11/01/2021          39,185
                                                                                                 ------------
              SINGLE FAMILY HOUSING (0.1%)
      3,975   Montgomery County (LOC - PNC Bank, N.A.)            0.14              7/01/2039           3,975
                                                                                                 ------------
              SOLID WASTE DISPOSAL (0.1%)
      5,100   Calcasieu Parish IDB (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.15             12/01/2024           5,100
      1,200   Calcasieu Parish IDB (LOC - JPMorgan Chase
                 Bank, N.A.)                                      0.15              6/01/2025           1,200
        955   Marion County IDA (LOC - SunTrust Bank)             0.25             10/01/2026             955
                                                                                                 ------------
                                                                                                        7,255
                                                                                                 ------------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      3,200   Sheridan Redevelopment Agency (LOC -
                 JPMorgan Chase Bank, N.A.)                       0.30             12/01/2029           3,200
                                                                                                 ------------
              SPECIALIZED CONSUMER SERVICES (0.1%)
      4,443   Cornerstone Funding Corp. I (LOC - PNC Bank, N.A.)  1.08              9/01/2025           4,443
                                                                                                 ------------
              SPECIALTY STORES (0.6%)
     27,000   Bass Pro Rossford Development Co., LLC (LOC
                 - Fifth Third Bank)                              0.37             11/01/2027          27,000
      3,805   Spencer Co., Inc. (LOC - Federal Home Loan
                 Bank of Atlanta)                                 0.47              2/01/2021           3,805
                                                                                                 ------------
                                                                                                       30,805
                                                                                                 ------------
              STEEL (0.8%)
     23,163   Decatur IDB                                         0.37              8/01/2036          23,163
     10,000   Illinois Finance Auth. (LOC - UniCredit Bank
                 A.G.)                                            2.25              2/01/2037          10,000
      6,000   Klein Steel Services, Inc. (LOC - Manufacturers
                 & Traders Trust Co.) (a)                         0.52              8/01/2025           6,000
      2,330   Metaltec Steel Abrasive Co. (LOC - Comerica
                 Bank, N.A.)                                      0.23             11/01/2034           2,330

================================================================================

15  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON OR                             VALUE
(000)         SECURITY                                        DISCOUNT RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
$     2,500   Mississippi Business Finance Corp. (LOC -
                 Federal Home Loan Bank of Dallas)                0.19%             7/01/2020    $      2,500
                                                                                                 ------------
                                                                                                       43,993
                                                                                                 ------------
              TOLL ROADS (0.4%)
      2,300   New York State Thruway Auth. (LIQ) (a)              0.09              4/01/2015           2,300
     16,900   Orlando-Orange County Expressway Auth.
                 (LOC - TD Bank, N.A.)                            0.06              7/01/2040          16,900
                                                                                                 ------------
                                                                                                       19,200
                                                                                                 ------------
              WATER UTILITIES (0.1%)
      3,500   Beckley Water Co. (LOC - JPMorgan Chase Bank, N.A.) 0.25             10/01/2016           3,500
                                                                                                 ------------
              WATER/SEWER UTILITY (0.3%)
      3,417   Hesperia Public Financing Auth. (LOC - Bank of
                 America, N.A.)                                   0.24              6/01/2026           3,417
     10,000   North Hudson Sewerage Auth. (LOC - TD Bank, N.A.)   0.14              6/01/2044          10,000
                                                                                                 ------------
                                                                                                       13,417
                                                                                                 ------------
              Total Variable-Rate Demand Notes (cost: $2,982,659)                                   2,982,659
                                                                                                 ------------

              TOTAL INVESTMENTS (COST: $5,261,684)                                               $  5,261,684
                                                                                                 ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments               $      --         $ 1,050,428     $       --        $  1,050,428
  Commercial Paper                            --           1,193,597             --           1,193,597
  Put Bonds                                   --              35,000             --              35,000
  Variable-Rate Demand Notes                  --           2,982,659             --           2,982,659
-------------------------------------------------------------------------------------------------------
Total                                  $      --         $ 5,261,684     $       --        $  5,261,684
-------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board of Trustees (the Board).

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

17  | USAA Money Market Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,266,755,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CSD    Central School District
EDA    Economic Development Authority
EDC    Economic Development Corp.
IDA    Industrial Development Authority/Agency
IDB    Industrial Development Board

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

IDC    Industrial Development Corp.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The USAA Money Market Fund's (the Fund) investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short- term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Deutsche Bank A.G., or JPMorgan Chase
       Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California State Teachers' Retirement System, Citigroup, Inc., or National Rural Utility Corp.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

19  | USAA Money Market Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
         ------------------------------